UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity®Strategic Real Return Fund

June 30, 2008

1.833432.102

RRS-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		$ 2,200,000	$ 1,934,900
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,717,400
Brandywine Operating Partnership LP 3.875% 10/15/26		1,200,000	1,062,245
CapLease, Inc. 7.5% 10/1/27 (d)		5,000,000	4,246,500
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,049,374
Hospitality Properties Trust 3.8% 3/15/27		1,900,000	1,591,820
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		2,250,000	1,949,063
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,902,880
PREIT Associates LP 4% 6/1/12 (d)		1,200,000	942,936
SL Green Realty Corp. 3% 3/30/27 (d)		700,000	565,708
Washington (REIT) 3.875% 9/15/26		750,000	663,150
			19,625,976
Real Estate Management & Development - 0.0%
First Potomac Realty Investment LP 4% 12/15/11 (d)		1,400,000	1,157,800
Kilroy Realty LP 3.25% 4/15/12 (d)		2,000,000	1,619,800
			2,777,600
TOTAL FINANCIALS			22,403,576
Nonconvertible Bonds - 3.1%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (e)		1,500,000	1,466,250
Host Marriott LP 7% 8/15/12		1,800,000	1,701,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,661,750
Times Square Hotel Trust 8.528% 8/1/26 (d)		892,031	892,031
			5,721,031
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,500,000
8.375% 4/15/12		400,000	324,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	823,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	352,000
6.25% 1/15/15		1,250,000	781,250
6.25% 1/15/16		700,000	462,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
7.5% 5/15/16		$ 500,000	$ 335,000
7.75% 5/15/13		5,800,000	3,900,500
KB Home:
5.875% 1/15/15		1,500,000	1,230,000
6.25% 6/15/15		5,100,000	4,284,000
7.75% 2/1/10		1,700,000	1,734,000
Kimball Hill, Inc. 10.5% 12/15/12 (b)		4,445,000	88,900
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,920,000
5.95% 10/17/11		500,000	410,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,566,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,817,500
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	930,202
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	2,803,500
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,455,000
			29,718,102
TOTAL CONSUMER DISCRETIONARY			35,439,133
FINANCIALS - 2.4%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (e)		3,175,000	2,963,863
Real Estate Investment Trusts - 2.1%
AMB Property LP:
3.5% 3/1/09		3,000,000	2,971,509
6.3% 6/1/13		1,000,000	993,746
Arden Realty LP 5.2% 9/1/11		500,000	503,992
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	987,421
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	812,775
5.75% 4/1/12		1,000,000	940,485
6% 4/1/16		1,000,000	889,388
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,506,773
Camden Property Trust:
4.375% 1/15/10		1,000,000	974,651
4.7% 7/15/09		2,500,000	2,463,618
Colonial Properties Trust 6.875% 8/15/12		1,000,000	987,352
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Realty LP 6.05% 9/1/16		$ 1,000,000	$ 875,520
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	341,874
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,976,226
4.625% 8/1/10		1,000,000	966,358
5.375% 10/15/12		500,000	469,070
Duke Realty LP:
5.625% 8/15/11		680,000	660,156
7.75% 11/15/09		1,000,000	1,021,766
Equity One, Inc.:
6% 9/15/16		1,000,000	888,598
6.25% 1/15/17		1,000,000	900,441
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	671,605
6% 3/1/15		1,500,000	1,388,211
6% 1/30/17		1,000,000	860,597
6.3% 9/15/16		4,500,000	4,011,278
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,059,139
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	442,654
8.125% 5/1/11		2,608,000	2,684,597
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,680,000
HMB Capital Trust V 6.37% 12/15/36 (b)(d)(e)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,249,858
6.7% 1/15/18		1,000,000	858,922
6.75% 2/15/13		1,250,000	1,187,393
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,830,000
HRPT Properties Trust:
3.3763% 3/16/11 (e)		2,000,000	1,838,584
6.5% 1/15/13		1,000,000	988,466
iStar Financial, Inc.:
3.0269% 3/9/10 (e)		1,500,000	1,271,178
3.1163% 9/15/09 (e)		1,000,000	917,444
3.35% 3/16/09 (e)		1,000,000	947,029
5.125% 4/1/11		3,250,000	2,778,750
5.375% 4/15/10		1,500,000	1,350,000
5.8% 3/15/11		7,210,000	6,128,500
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	3,015,534
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. 6.875% 10/15/17		$ 2,000,000	$ 1,882,776
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	212,747
6.25% 2/1/13		2,000,000	1,965,966
6.5% 7/15/11		4,000,000	4,050,760
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,619,500
7% 1/15/16		1,658,000	1,558,520
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	989,356
Rouse Co.:
5.375% 11/26/13		2,250,000	1,796,684
7.2% 9/15/12		1,000,000	917,257
8% 4/30/09		3,000,000	2,963,712
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		7,400,000	6,419,500
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,746,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,925,453
7.75% 2/22/11		1,000,000	1,062,475
Simon Property Group LP 5.375% 8/28/08		3,000,000	3,000,228
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,224,994
UDR, Inc. 5.5% 4/1/14		2,000,000	1,858,224
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,429,515
Ventas Realty LP:
6.625% 10/15/14		7,775,000	7,405,688
6.75% 6/1/10		2,400,000	2,400,000
8.75% 5/1/09		1,920,000	1,924,800
9% 5/1/12		6,900,000	7,227,750
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	502,391
			130,419,254
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,125,300
8.125% 6/1/12		1,000,000	960,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,811,285
6.625% 3/15/12		3,000,000	3,046,731
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Industrial LP:
5.75% 1/15/16		$ 1,000,000	$ 895,475
7.375% 3/15/11		1,220,000	1,222,325
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,832,171
			11,893,287
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	4,465,000
TOTAL FINANCIALS			149,741,404
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,374,750
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,910,000
			4,284,750
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,823,224
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,045,000
TOTAL NONCONVERTIBLE BONDS			194,333,511
TOTAL CORPORATE BONDS (Cost $237,617,959)			216,737,087
U.S. Treasury Inflation Protected Obligations - 25.5%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		31,781,820	30,175,332
2% 1/15/26		115,707,820	114,478,139
2.375% 1/15/25		102,657,847	107,469,460
3.625% 4/15/28		30,675,183	38,157,130
3.875% 4/15/29		34,360,950	44,602,933
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		20,323,000	20,248,394
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
0.875% 4/15/10		$ 20,582,868	$ 20,939,870
1.625% 1/15/15		50,076,986	51,712,531
1.625% 1/15/18		22,144,752	22,508,051
1.875% 7/15/13		84,057,191	88,877,643
1.875% 7/15/15		49,291,934	51,602,563
2% 4/15/12		101,239,786	106,815,731
2% 1/15/14		128,077,942	135,982,856
2% 7/15/14		77,937,696	82,777,995
2% 1/15/16		63,142,869	66,521,836
2.375% 4/15/11		59,731,368	63,287,076
2.375% 1/15/17		30,087,380	32,583,550
2.375% 1/15/27		159,223,480	166,487,306
2.5% 7/15/16		48,390,160	52,888,995
2.625% 7/15/17		86,012,900	94,978,560
3% 7/15/12		92,656,465	101,767,554
3.375% 1/15/12		52,580,877	58,048,351
3.5% 1/15/11		44,919,420	48,912,900
4.25% 1/15/10		2,706,371	2,902,579
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,527,054,809)			1,604,727,335
U.S. Government Agency - Mortgage Securities - 0.4%

Fannie Mae - 0.3%
4.705% 7/1/34 (e)		2,716,967	2,751,046
4.731% 9/1/36 (e)		1,580,836	1,610,735
4.748% 1/1/35 (e)		1,995,075	2,019,177
4.845% 9/1/34 (e)		884,191	897,190
4.87% 7/1/34 (e)		3,564,995	3,616,880
4.926% 3/1/35 (e)		3,265,127	3,311,113
5.05% 9/1/34 (e)		2,103,131	2,132,121
6.398% 7/1/36 (e)		3,700,411	3,811,409
TOTAL FANNIE MAE			20,149,671
Freddie Mac - 0.1%
5.935% 1/1/37 (e)		4,768,586	4,909,178
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $25,009,049)			25,058,849
Asset-Backed Securities - 0.7%
		Principal Amount (c)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		$ 5,000,000	$ 4,172,250
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.1825% 11/25/34 (e)		105,000	75,205
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	2,584,300
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.2325% 12/25/46 (d)(e)		750,000	210,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,066,500
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,828,739
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,819,000
Class B2, 4.0213% 12/28/35 (d)(e)		2,110,000	1,772,400
Class D, 9% 12/28/35 (d)		500,000	435,761
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	850,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.0106% 11/28/39 (d)(e)		850,000	317,467
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.1325% 9/25/46 (d)(e)		750,000	315,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	75
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.5825% 7/25/36 (e)		844,378	836,990
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	2,388,750
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,520,000
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.3206% 8/28/38 (d)(e)		4,090,000	3,435,600
Class C1B, 7.696% 8/28/38 (d)		1,189,000	989,076
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 2.7525% 9/25/35 (e)		5,924,679	5,593,193
Series 2005-EFC5 Class A2, 2.7525% 10/25/35 (e)		5,944,293	5,611,710
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		603,580	339,891
Series 2005-AHL1 Class A2, 2.7525% 7/25/35 (e)		3,748,515	3,694,846
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.0763% 12/15/26 (d)(e)		$ 1,500,000	$ 690,423
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.9825% 3/25/36 (d)(e)		100,000	2,395
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.4344% 2/5/36 (d)(e)		259,618	2,596
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 3.9544% 9/25/26 (d)(e)		2,250,000	1,307,571
Class G, 4.1544% 9/25/26 (d)(e)		1,530,000	846,136
Class H, 4.4544% 9/25/26 (d)(e)		4,300,000	2,162,081
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.6275% 11/21/40 (d)(e)		1,500,000	911,054
TOTAL ASSET-BACKED SECURITIES (Cost $51,721,087)			45,790,697
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3956% 11/25/33 (e)		605,877	590,051
Series 2004-D Class 2A1, 3.6163% 5/25/34 (e)		194,394	189,639
Series 2005-H Class 1A1, 4.9194% 9/25/35 (e)		192,694	184,523
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 2A1, 4.1369% 2/25/37 (e)		4,562,409	4,452,018
Class 5A1, 4.17% 2/25/37 (e)		2,037,278	1,988,701
Series 2007-A2 Class 2A1, 4.2383% 7/25/37 (e)		797,448	781,413
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	6,543
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		142,373	34,319
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7103% 1/25/19 (d)(e)		93,880	37,552
Class B4, 4.7103% 1/25/19 (d)(e)		187,760	118,720
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(e)		1,500,000	1,490,496
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7571% 11/25/33 (e)		2,866,157	2,820,659
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9713% 6/15/22 (d)(e)		3,498,698	2,973,894
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,859,389
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 4.7213% 12/15/37 (d)(e)		$ 474,545	$ 169,657
Series 2006-B Class B6, 4.1713% 7/15/38 (d)(e)		987,061	422,256
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 5.5494% 9/10/37 (d)(e)		143,938	74,265
Series 2005-D Class B7, 6.7213% 12/15/37 (d)(e)		284,727	112,560
Series 2006-A Class B7, 5.9713% 3/15/38 (d)(e)		726,632	312,674
Series 2006-B Class B7, 6.3213% 7/15/38 (d)(e)		987,061	422,218
Series 2007-A Class BB, 5.8213% 2/15/39 (d)(e)		793,025	160,887
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.559% 11/25/34 (e)		9,295,000	8,125,098
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,785,794)			27,327,532
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 7.895% 1/13/30 (e)		499,608	498,164
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.4713% 3/15/22 (d)(e)		800,000	656,000
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4723% 12/25/33 (e)		3,224,448	3,156,133
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)	CAD	1,605,000	834,361
Class G, 5.01% 5/15/44 (e)	CAD	351,000	160,995
Class H, 5.01% 5/15/44 (e)	CAD	235,000	100,029
Class J, 5.01% 5/15/44 (e)	CAD	235,000	89,357
Class K, 5.01% 5/15/44 (e)	CAD	118,000	40,283
Class L, 5.01% 5/15/44 (e)	CAD	421,000	129,676
Class M, 5.01% 5/15/44 (e)	CAD	1,927,737	444,381
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,668,200
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 3.9483% 5/15/23 (d)(e)		3,757,000	3,005,600
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	466,647
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (d)		2,500,000	2,248,925
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,520,713
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3755% 12/10/35 (d)(e)		$ 1,207,000	$ 1,141,688
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	950,500
Class E, 5.587% 12/15/14 (d)		1,710,000	1,645,918
Class F, 6.376% 12/15/14 (d)		800,000	762,720
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (d)		1,265,000	1,159,714
Class F, 7.036% 2/15/36		1,115,000	1,012,520
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,591,340
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (e)		77,643	77,970
Class G, 6.75% 4/15/29 (e)		1,000,000	714,531
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,315,972
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,606,525
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,094,242
Class K, 7% 3/15/33 (d)		1,000,000	891,875
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	952,653
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.75% 3/1/20 (d)(e)		2,800,000	2,682,316
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7137% 5/12/34 (d)(e)		2,000,000	1,937,839
Class F, 7.1057% 5/12/34 (d)(e)		1,700,000	1,670,080
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,685,427	1,690,479
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (d)		1,350,000	1,296,000
Class I11, 7.72% 7/26/08 (d)		751,000	705,940
Class I12, 7.72% 7/26/08 (d)		750,000	693,750
Class I9, 7.72% 7/26/08 (d)		1,149,200	1,091,740
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	480,728
Class F, 10.813% 5/20/44 (d)		400,000	309,406
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,040,772
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,634,920
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.0463% 9/15/09 (d)(e)		$ 1,800,000	$ 1,614,938
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 2.635% 7/15/42 (e)		4,183,361	4,086,473
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		3,000,000	1,317,112
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $61,608,494)			55,190,125
Common Stocks - 10.6%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)	235,800	5,649,768
Red Lion Hotels Corp. (a)	101,000	804,970
Starwood Hotels & Resorts Worldwide, Inc.	240,690	9,644,448
		16,099,186
Household Durables - 0.1%
Centex Corp.	105,500	1,410,535
Pulte Homes, Inc.	236,200	2,274,606
		3,685,141
TOTAL CONSUMER DISCRETIONARY		19,784,327
FINANCIALS - 10.1%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	20,100	577,071
Real Estate Investment Trusts - 9.7%
Acadia Realty Trust (SBI)	123,600	2,861,340
Alexandria Real Estate Equities, Inc.	200,100	19,477,734
AMB Property Corp. (SBI)	53,900	2,715,482
American Campus Communities, Inc.	488,400	13,597,056
Annaly Capital Management, Inc.	726,500	11,268,015
Anworth Mortgage Asset Corp.	334,400	2,176,944
Apartment Investment & Management Co. Class A	599,079	20,404,631
AvalonBay Communities, Inc.	131,500	11,724,540
Boston Properties, Inc.	232,000	20,931,040
BRE Properties, Inc.	190,600	8,249,168
Camden Property Trust (SBI)	192,743	8,530,805
CapitalSource, Inc.	65,400	724,632
CapLease, Inc.	277,100	2,075,479
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc.	367,240	$ 4,304,053
Corporate Office Properties Trust (SBI)	379,018	13,011,688
Cypress Sharpridge Investments, Inc. (d)	220,416	3,438,490
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(d)	60,000	1
DCT Industrial Trust, Inc.	985,100	8,156,628
Developers Diversified Realty Corp.	597,100	20,725,341
Digital Realty Trust, Inc.	136,000	5,563,760
Equity Lifestyle Properties, Inc.	59,500	2,618,000
Equity Residential (SBI)	401,200	15,353,924
Essex Property Trust, Inc.	16,100	1,714,650
Federal Realty Investment Trust (SBI)	28,600	1,973,400
Franklin Street Properties Corp.	47,100	595,344
General Growth Properties, Inc.	1,113,800	39,016,414
Hatteras Financial Corp.	25,300	581,647
HCP, Inc.	534,500	17,002,445
Healthcare Realty Trust, Inc.	539,891	12,833,209
Highwoods Properties, Inc. (SBI)	751,113	23,599,970
Home Properties, Inc.	389,300	18,709,758
Host Hotels & Resorts, Inc.	747,647	10,205,382
Inland Real Estate Corp.	986,394	14,223,801
iStar Financial, Inc.	26,000	343,460
Kilroy Realty Corp.	222,100	10,445,363
Kimco Realty Corp.	272,120	9,393,582
LaSalle Hotel Properties (SBI)	583,700	14,668,381
LTC Properties, Inc.	27,900	713,124
Medical Properties Trust, Inc.	133,200	1,347,984
MFA Mortgage Investments, Inc.	1,369,700	8,930,444
National Retail Properties, Inc.	62,200	1,299,980
Nationwide Health Properties, Inc.	106,800	3,363,132
Parkway Properties, Inc.	15,400	519,442
Pennsylvania Real Estate Investment Trust (SBI)	313,700	7,259,018
Post Properties, Inc.	82,300	2,448,425
Potlatch Corp.	14,800	667,776
ProLogis Trust	774,200	42,077,770
Public Storage	508,200	41,057,478
Simon Property Group, Inc.	481,650	43,295,519
SL Green Realty Corp.	294,800	24,385,856
Tanger Factory Outlet Centers, Inc.	92,500	3,323,525
Taubman Centers, Inc.	23,300	1,133,545
U-Store-It Trust	410,600	4,906,670
UDR, Inc.	365,800	8,186,604
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	373,800	$ 15,912,666
Vornado Realty Trust	331,000	29,128,000
		613,172,515
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	769,600	13,691,187
CB Richard Ellis Group, Inc. Class A (a)	194,800	3,740,160
Jones Lang LaSalle, Inc.	19,900	1,197,781
Meruelo Maddux Properties, Inc. (a)	627,320	1,367,558
Norwegian Property ASA	423,300	1,967,352
Norwegian Property ASA rights 7/10/08 (a)	385,870	6,030
		21,970,068
TOTAL FINANCIALS		635,719,654
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	106,800	2,174,448
Capital Senior Living Corp. (a)	173,000	1,304,420
Emeritus Corp. (a)	484,441	7,082,527
Sun Healthcare Group, Inc. (a)	122,000	1,633,580
		12,194,975
TOTAL COMMON STOCKS (Cost $737,421,928)		667,698,956
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	2,058,000
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,183,000
		3,241,000
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	28,475
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 3,433,932
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	81,225
		3,543,632
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	71,695	1,362,205
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	52,200	1,284,120
AMB Property Corp. Series O, 7.00%	1,000	21,520
American Home Mtg Investment Corp.:
Series A, 9.375%	81,500	3,260
Series B, 9.25%	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	190,500	4,082,415
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,577,580
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	992,000
Series T, 8.00%	80,000	1,860,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	176,300
AvalonBay Communities, Inc. Series H, 8.70%	3,250	81,315
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	400,000
CapLease, Inc. Series A, 8.125%	20,000	400,000
Cedar Shopping Centers, Inc. 8.875%	15,000	366,000
CenterPoint Properties Trust Series D, 5.377%	5,280	3,960,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,103,250
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,791,000
Series B, 7.50%	43,159	940,003
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,300	902,721
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,077,200
Series B, 7.875%	36,100	760,627
Duke Realty LP 8.375%	100,000	2,387,000
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	641,700
EastGroup Properties, Inc. Series D, 7.95%	85,068	2,118,193
Equity Residential (depositary shares) Series N, 6.48%	1,200	25,488
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	774,000
Glimcher Realty Trust Series F, 8.75%	30,000	599,700
Gramercy Capital Corp. Series A, 8.125%	40,000	699,600
Hersha Hospitality Trust Series A, 8.00%	40,000	824,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HomeBanc Mortgage Corp. Series A, 10.00%	213,315	$ 1,067
Hospitality Properties Trust:
Series B, 8.875%	259,125	5,946,919
Series C, 7.00%	101,000	1,706,900
HRPT Properties Trust Series B, 8.75%	11,666	281,501
Innkeepers USA Trust Series C, 8.00%	198,000	2,445,300
Kimco Realty Corp. Series G, 7.75%	137,000	3,256,490
LaSalle Hotel Properties:
Series E, 8.00%	86,400	1,805,760
Series G, 7.25%	42,640	786,282
LBA Realty Fund II Series B, 7.625%	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,229,580
Lexington Realty Trust 7.55%	32,300	586,245
LTC Properties, Inc. Series F, 8.00%	95,800	2,210,106
MFA Mortgage Investments, Inc. Series A, 8.50%	326,110	6,492,850
Mid-America Apartment Communities, Inc. Series H, 8.30%	60,100	1,435,789
Newcastle Investment Corp.:
Series B, 9.75%	198,400	2,926,400
Series D, 8.375%	71,300	855,600
NorthStar Realty Finance Corp. Series A 8.75%	15,000	210,000
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,920,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	317,164
Series P, 6.70%	65,000	1,257,750
Public Storage:
Series I, 7.25%	31,655	709,072
Series K, 7.25%	80,000	1,764,800
Series N, 7.00%	40,000	840,000
Realty Income Corp.:
6.75%	4,500	98,550
8.25%	100	2,516
Saul Centers, Inc.:
8.00%	45,000	1,075,500
Series B (depositary shares) 9.00%	20,000	500,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,160,000
Series C, 8.25%	60,000	1,152,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	832,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Taubman Centers, Inc. Series G, 8.00%	20,000	$ 468,000
Weingarten Realty Investors (SBI) Series F, 6.50%	110,950	2,213,453
		84,977,619
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	80,000	1,836,000
Freddie Mac Series Z, 8.375%	100,000	2,430,000
		4,266,000
TOTAL FINANCIALS		94,149,456
TOTAL PREFERRED STOCKS (Cost $126,792,876)		97,390,456
Floating Rate Loans - 0.4%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 5.8854% 10/23/08 (e)	$ 1,307,685	1,242,300
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 8.2713% 7/31/12 (e)	2,985,000	2,656,650
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 4.65% 10/27/13 (e)	507,291	476,853
Toys 'R' US, Inc. term loan 5.4594% 12/9/08 (e)	8,000,000	7,520,000
		7,996,853
TOTAL CONSUMER DISCRETIONARY		11,895,803
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (b)(e)	3,405,437	2,468,942
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.6% 2/24/10 (e)	$ 2,092,105	$ 1,882,895
Spirit Finance Corp. term loan 5.8728% 8/1/13 (e)	1,000,000	755,000
		2,637,895
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.7% 1/1/09 (e)	244,595	236,523
Tranche M3, term loan 5.95% 1/1/09 (e)	195,675	185,891
Realogy Corp.:
Credit-Linked Deposit 5.71% 10/10/13 (e)	631,591	533,694
Tranche B, term loan 5.475% 10/10/13 (e)	2,340,000	1,977,300
Tishman Speyer Properties term loan 4.23% 12/27/12 (e)	460,000	386,400
		3,319,808
TOTAL FINANCIALS		8,426,645
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (e)	1,979,900	1,858,730
HealthSouth Corp. term loan 5.29% 3/10/13 (e)	1,601,519	1,509,432
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.9698% 6/15/12 (e)	979,798	901,414
		4,269,576
TOTAL FLOATING RATE LOANS (Cost $27,018,069)		24,592,024
Commodity-Linked Notes - 12.3%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	8,326,838
Master Note, one-month U.S. dollar LIBOR minus .10% due 4/14/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,335,000	11,329,086
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,149,611
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 4/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 9,500,000	$ 11,935,340
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/8/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	17,675,000	21,941,070
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	2,900,000	6,597,210
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,000,000	35,200,287
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,600,000	15,613,199
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,500,000	7,728,737
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	6,753,538
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,600,000	12,622,984
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	8,327,736
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/3/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	22,074,110
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/23/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	20,387,014
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,149,335
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/28/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 7,500,000	$ 9,421,577
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,300,000	5,579,817
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,000,000	9,463,921
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	18,201,926
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	17,668,307
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,000,000	13,788,605
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,170,000	13,774,758
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	7,844,015
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	9,653,845
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,670,000	36,509,511
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	11,414,341
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Merrill Lynch & Co., Inc.: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/16/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 10,000,000	$ 19,753,361
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	16,384,991
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/29/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	13,457,066
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	9,558,834
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 4/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	33,000,000	44,861,031
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 5/28/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) % (d)(e)(g)	18,400,000	19,373,013
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	32,835,814
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,000,000	19,033,204
Note, one-month U.S. dollar LIBOR minus .05% due 4/13/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	25,000,000	31,611,128
Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	29,000,000	48,861,214
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	20,000,000	32,805,377
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 5/15/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,500,000	9,327,025
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR due 6/5/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) % (d)(e)(g)	$ 20,300,000	$ 21,364,944
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,500,000	41,497,184
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	11,411,742
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	11,835,078
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	16,093,792
Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	6,757,405
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	18,611,110
TOTAL COMMODITY-LINKED NOTES (Cost $460,450,000)		771,890,031
Fixed-Income Funds - 24.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,627,045,580)	16,842,021	1,553,676,437
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	$ 1,125
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	286,712
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	16,500
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	22,000
		326,337
TOTAL PREFERRED SECURITIES (Cost $7,435,850)		326,337
Cash Equivalents - 19.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,227,350,000)	$ 1,227,400,592	1,227,350,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,148,311,495)		6,317,755,866
NET OTHER ASSETS - (0.3)%		(21,418,610)
NET ASSETS - 100%		$ 6,296,337,256
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	$ 8,000,000	628,907
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	$ 1,583,483
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	6,664,059
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	2,196,512
		$ 98,000,000	$ 11,072,961
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $875,507,540 or 13.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(g) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,227,350,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 261,121,730
Goldman, Sachs & Co.	117,745,991
ING Financial Markets LLC	444,324,496
Merrill Lynch Government Securities, Inc.	404,157,783
$ 1,227,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 64,493,365
Fidelity Ultra-Short Central Fund	20,205,950
Total	$ 84,699,315
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 577,930,480	$ -	$ 1,553,676,437	56.9%
Fidelity Ultra-Short Central Fund	895,447,227	20,993,399	799,031,584	-	0.0%
Total	$ 1,913,882,126	$ 598,923,879	$ 799,031,584	$ 1,553,676,437
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,151,889,194. Net unrealized appreciation aggregated $165,866,672, of which $430,212,080 related to appreciated investment securities and $264,345,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Strategic Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2008

1.833431.102

ARRS-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
Anthracite Capital, Inc. 11.75% 9/1/27 (d)		$ 2,200,000	$ 1,934,900
BioMed Realty LP 4.5% 10/1/26 (d)		3,000,000	2,717,400
Brandywine Operating Partnership LP 3.875% 10/15/26		1,200,000	1,062,245
CapLease, Inc. 7.5% 10/1/27 (d)		5,000,000	4,246,500
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,049,374
Hospitality Properties Trust 3.8% 3/15/27		1,900,000	1,591,820
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		2,250,000	1,949,063
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	2,902,880
PREIT Associates LP 4% 6/1/12 (d)		1,200,000	942,936
SL Green Realty Corp. 3% 3/30/27 (d)		700,000	565,708
Washington (REIT) 3.875% 9/15/26		750,000	663,150
			19,625,976
Real Estate Management & Development - 0.0%
First Potomac Realty Investment LP 4% 12/15/11 (d)		1,400,000	1,157,800
Kilroy Realty LP 3.25% 4/15/12 (d)		2,000,000	1,619,800
			2,777,600
TOTAL FINANCIALS			22,403,576
Nonconvertible Bonds - 3.1%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (e)		1,500,000	1,466,250
Host Marriott LP 7% 8/15/12		1,800,000	1,701,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,661,750
Times Square Hotel Trust 8.528% 8/1/26 (d)		892,031	892,031
			5,721,031
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,500,000
8.375% 4/15/12		400,000	324,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	823,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	352,000
6.25% 1/15/15		1,250,000	781,250
6.25% 1/15/16		700,000	462,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
7.5% 5/15/16		$ 500,000	$ 335,000
7.75% 5/15/13		5,800,000	3,900,500
KB Home:
5.875% 1/15/15		1,500,000	1,230,000
6.25% 6/15/15		5,100,000	4,284,000
7.75% 2/1/10		1,700,000	1,734,000
Kimball Hill, Inc. 10.5% 12/15/12 (b)		4,445,000	88,900
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,920,000
5.95% 10/17/11		500,000	410,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,566,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,817,500
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	930,202
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	2,803,500
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,455,000
			29,718,102
TOTAL CONSUMER DISCRETIONARY			35,439,133
FINANCIALS - 2.4%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (e)		3,175,000	2,963,863
Real Estate Investment Trusts - 2.1%
AMB Property LP:
3.5% 3/1/09		3,000,000	2,971,509
6.3% 6/1/13		1,000,000	993,746
Arden Realty LP 5.2% 9/1/11		500,000	503,992
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	987,421
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	812,775
5.75% 4/1/12		1,000,000	940,485
6% 4/1/16		1,000,000	889,388
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,506,773
Camden Property Trust:
4.375% 1/15/10		1,000,000	974,651
4.7% 7/15/09		2,500,000	2,463,618
Colonial Properties Trust 6.875% 8/15/12		1,000,000	987,352
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Realty LP 6.05% 9/1/16		$ 1,000,000	$ 875,520
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	341,874
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,976,226
4.625% 8/1/10		1,000,000	966,358
5.375% 10/15/12		500,000	469,070
Duke Realty LP:
5.625% 8/15/11		680,000	660,156
7.75% 11/15/09		1,000,000	1,021,766
Equity One, Inc.:
6% 9/15/16		1,000,000	888,598
6.25% 1/15/17		1,000,000	900,441
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	671,605
6% 3/1/15		1,500,000	1,388,211
6% 1/30/17		1,000,000	860,597
6.3% 9/15/16		4,500,000	4,011,278
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,059,139
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	442,654
8.125% 5/1/11		2,608,000	2,684,597
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,680,000
HMB Capital Trust V 6.37% 12/15/36 (b)(d)(e)		4,300,000	43,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,249,858
6.7% 1/15/18		1,000,000	858,922
6.75% 2/15/13		1,250,000	1,187,393
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,830,000
HRPT Properties Trust:
3.3763% 3/16/11 (e)		2,000,000	1,838,584
6.5% 1/15/13		1,000,000	988,466
iStar Financial, Inc.:
3.0269% 3/9/10 (e)		1,500,000	1,271,178
3.1163% 9/15/09 (e)		1,000,000	917,444
3.35% 3/16/09 (e)		1,000,000	947,029
5.125% 4/1/11		3,250,000	2,778,750
5.375% 4/15/10		1,500,000	1,350,000
5.8% 3/15/11		7,210,000	6,128,500
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	3,015,534
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. 6.875% 10/15/17		$ 2,000,000	$ 1,882,776
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	212,747
6.25% 2/1/13		2,000,000	1,965,966
6.5% 7/15/11		4,000,000	4,050,760
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,619,500
7% 1/15/16		1,658,000	1,558,520
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	989,356
Rouse Co.:
5.375% 11/26/13		2,250,000	1,796,684
7.2% 9/15/12		1,000,000	917,257
8% 4/30/09		3,000,000	2,963,712
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		7,400,000	6,419,500
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,746,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,925,453
7.75% 2/22/11		1,000,000	1,062,475
Simon Property Group LP 5.375% 8/28/08		3,000,000	3,000,228
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,224,994
UDR, Inc. 5.5% 4/1/14		2,000,000	1,858,224
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,429,515
Ventas Realty LP:
6.625% 10/15/14		7,775,000	7,405,688
6.75% 6/1/10		2,400,000	2,400,000
8.75% 5/1/09		1,920,000	1,924,800
9% 5/1/12		6,900,000	7,227,750
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	502,391
			130,419,254
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,125,300
8.125% 6/1/12		1,000,000	960,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,811,285
6.625% 3/15/12		3,000,000	3,046,731
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Industrial LP:
5.75% 1/15/16		$ 1,000,000	$ 895,475
7.375% 3/15/11		1,220,000	1,222,325
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,832,171
			11,893,287
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (d)		4,750,000	4,465,000
TOTAL FINANCIALS			149,741,404
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,374,750
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,910,000
			4,284,750
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,823,224
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,045,000
TOTAL NONCONVERTIBLE BONDS			194,333,511
TOTAL CORPORATE BONDS (Cost $237,617,959)			216,737,087
U.S. Treasury Inflation Protected Obligations - 25.5%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		31,781,820	30,175,332
2% 1/15/26		115,707,820	114,478,139
2.375% 1/15/25		102,657,847	107,469,460
3.625% 4/15/28		30,675,183	38,157,130
3.875% 4/15/29		34,360,950	44,602,933
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		20,323,000	20,248,394
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
0.875% 4/15/10		$ 20,582,868	$ 20,939,870
1.625% 1/15/15		50,076,986	51,712,531
1.625% 1/15/18		22,144,752	22,508,051
1.875% 7/15/13		84,057,191	88,877,643
1.875% 7/15/15		49,291,934	51,602,563
2% 4/15/12		101,239,786	106,815,731
2% 1/15/14		128,077,942	135,982,856
2% 7/15/14		77,937,696	82,777,995
2% 1/15/16		63,142,869	66,521,836
2.375% 4/15/11		59,731,368	63,287,076
2.375% 1/15/17		30,087,380	32,583,550
2.375% 1/15/27		159,223,480	166,487,306
2.5% 7/15/16		48,390,160	52,888,995
2.625% 7/15/17		86,012,900	94,978,560
3% 7/15/12		92,656,465	101,767,554
3.375% 1/15/12		52,580,877	58,048,351
3.5% 1/15/11		44,919,420	48,912,900
4.25% 1/15/10		2,706,371	2,902,579
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,527,054,809)			1,604,727,335
U.S. Government Agency - Mortgage Securities - 0.4%

Fannie Mae - 0.3%
4.705% 7/1/34 (e)		2,716,967	2,751,046
4.731% 9/1/36 (e)		1,580,836	1,610,735
4.748% 1/1/35 (e)		1,995,075	2,019,177
4.845% 9/1/34 (e)		884,191	897,190
4.87% 7/1/34 (e)		3,564,995	3,616,880
4.926% 3/1/35 (e)		3,265,127	3,311,113
5.05% 9/1/34 (e)		2,103,131	2,132,121
6.398% 7/1/36 (e)		3,700,411	3,811,409
TOTAL FANNIE MAE			20,149,671
Freddie Mac - 0.1%
5.935% 1/1/37 (e)		4,768,586	4,909,178
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $25,009,049)			25,058,849
Asset-Backed Securities - 0.7%
		Principal Amount (c)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		$ 5,000,000	$ 4,172,250
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 3.1825% 11/25/34 (e)		105,000	75,205
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	2,584,300
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.2325% 12/25/46 (d)(e)		750,000	210,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,066,500
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,828,739
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (d)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,819,000
Class B2, 4.0213% 12/28/35 (d)(e)		2,110,000	1,772,400
Class D, 9% 12/28/35 (d)		500,000	435,761
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,000,000	850,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.0106% 11/28/39 (d)(e)		850,000	317,467
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.1325% 9/25/46 (d)(e)		750,000	315,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	75
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 2.5825% 7/25/36 (e)		844,378	836,990
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	2,388,750
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,520,000
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.3206% 8/28/38 (d)(e)		4,090,000	3,435,600
Class C1B, 7.696% 8/28/38 (d)		1,189,000	989,076
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 2.7525% 9/25/35 (e)		5,924,679	5,593,193
Series 2005-EFC5 Class A2, 2.7525% 10/25/35 (e)		5,944,293	5,611,710
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		603,580	339,891
Series 2005-AHL1 Class A2, 2.7525% 7/25/35 (e)		3,748,515	3,694,846
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.0763% 12/15/26 (d)(e)		$ 1,500,000	$ 690,423
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.9825% 3/25/36 (d)(e)		100,000	2,395
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.4344% 2/5/36 (d)(e)		259,618	2,596
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 3.9544% 9/25/26 (d)(e)		2,250,000	1,307,571
Class G, 4.1544% 9/25/26 (d)(e)		1,530,000	846,136
Class H, 4.4544% 9/25/26 (d)(e)		4,300,000	2,162,081
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.6275% 11/21/40 (d)(e)		1,500,000	911,054
TOTAL ASSET-BACKED SECURITIES (Cost $51,721,087)			45,790,697
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3956% 11/25/33 (e)		605,877	590,051
Series 2004-D Class 2A1, 3.6163% 5/25/34 (e)		194,394	189,639
Series 2005-H Class 1A1, 4.9194% 9/25/35 (e)		192,694	184,523
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 2A1, 4.1369% 2/25/37 (e)		4,562,409	4,452,018
Class 5A1, 4.17% 2/25/37 (e)		2,037,278	1,988,701
Series 2007-A2 Class 2A1, 4.2383% 7/25/37 (e)		797,448	781,413
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	6,543
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		142,373	34,319
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7103% 1/25/19 (d)(e)		93,880	37,552
Class B4, 4.7103% 1/25/19 (d)(e)		187,760	118,720
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (d)(e)		1,500,000	1,490,496
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7571% 11/25/33 (e)		2,866,157	2,820,659
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 2.9713% 6/15/22 (d)(e)		3,498,698	2,973,894
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		1,935,000	1,859,389
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 4.7213% 12/15/37 (d)(e)		$ 474,545	$ 169,657
Series 2006-B Class B6, 4.1713% 7/15/38 (d)(e)		987,061	422,256
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 5.5494% 9/10/37 (d)(e)		143,938	74,265
Series 2005-D Class B7, 6.7213% 12/15/37 (d)(e)		284,727	112,560
Series 2006-A Class B7, 5.9713% 3/15/38 (d)(e)		726,632	312,674
Series 2006-B Class B7, 6.3213% 7/15/38 (d)(e)		987,061	422,218
Series 2007-A Class BB, 5.8213% 2/15/39 (d)(e)		793,025	160,887
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.559% 11/25/34 (e)		9,295,000	8,125,098
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,785,794)			27,327,532
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 7.895% 1/13/30 (e)		499,608	498,164
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 4.4713% 3/15/22 (d)(e)		800,000	656,000
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 4.4723% 12/25/33 (e)		3,224,448	3,156,133
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)	CAD	1,605,000	834,361
Class G, 5.01% 5/15/44 (e)	CAD	351,000	160,995
Class H, 5.01% 5/15/44 (e)	CAD	235,000	100,029
Class J, 5.01% 5/15/44 (e)	CAD	235,000	89,357
Class K, 5.01% 5/15/44 (e)	CAD	118,000	40,283
Class L, 5.01% 5/15/44 (e)	CAD	421,000	129,676
Class M, 5.01% 5/15/44 (e)	CAD	1,927,737	444,381
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,668,200
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 3.9483% 5/15/23 (d)(e)		3,757,000	3,005,600
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	466,647
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (d)		2,500,000	2,248,925
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,520,713
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3755% 12/10/35 (d)(e)		$ 1,207,000	$ 1,141,688
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (d)		1,000,000	950,500
Class E, 5.587% 12/15/14 (d)		1,710,000	1,645,918
Class F, 6.376% 12/15/14 (d)		800,000	762,720
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (d)		1,265,000	1,159,714
Class F, 7.036% 2/15/36		1,115,000	1,012,520
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	2,591,340
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (e)		77,643	77,970
Class G, 6.75% 4/15/29 (e)		1,000,000	714,531
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,500,000	2,315,972
Series 1999-C3 Class J, 6.974% 8/15/36 (d)		2,720,000	2,606,525
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,094,242
Class K, 7% 3/15/33 (d)		1,000,000	891,875
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,000,000	952,653
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.75% 3/1/20 (d)(e)		2,800,000	2,682,316
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7137% 5/12/34 (d)(e)		2,000,000	1,937,839
Class F, 7.1057% 5/12/34 (d)(e)		1,700,000	1,670,080
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,685,427	1,690,479
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (d)		1,350,000	1,296,000
Class I11, 7.72% 7/26/08 (d)		751,000	705,940
Class I12, 7.72% 7/26/08 (d)		750,000	693,750
Class I9, 7.72% 7/26/08 (d)		1,149,200	1,091,740
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	480,728
Class F, 10.813% 5/20/44 (d)		400,000	309,406
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,040,772
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,634,920
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 3.0463% 9/15/09 (d)(e)		$ 1,800,000	$ 1,614,938
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 2.635% 7/15/42 (e)		4,183,361	4,086,473
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (d)(e)		3,000,000	1,317,112
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $61,608,494)			55,190,125
Common Stocks - 10.6%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)	235,800	5,649,768
Red Lion Hotels Corp. (a)	101,000	804,970
Starwood Hotels & Resorts Worldwide, Inc.	240,690	9,644,448
		16,099,186
Household Durables - 0.1%
Centex Corp.	105,500	1,410,535
Pulte Homes, Inc.	236,200	2,274,606
		3,685,141
TOTAL CONSUMER DISCRETIONARY		19,784,327
FINANCIALS - 10.1%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	20,100	577,071
Real Estate Investment Trusts - 9.7%
Acadia Realty Trust (SBI)	123,600	2,861,340
Alexandria Real Estate Equities, Inc.	200,100	19,477,734
AMB Property Corp. (SBI)	53,900	2,715,482
American Campus Communities, Inc.	488,400	13,597,056
Annaly Capital Management, Inc.	726,500	11,268,015
Anworth Mortgage Asset Corp.	334,400	2,176,944
Apartment Investment & Management Co. Class A	599,079	20,404,631
AvalonBay Communities, Inc.	131,500	11,724,540
Boston Properties, Inc.	232,000	20,931,040
BRE Properties, Inc.	190,600	8,249,168
Camden Property Trust (SBI)	192,743	8,530,805
CapitalSource, Inc.	65,400	724,632
CapLease, Inc.	277,100	2,075,479
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc.	367,240	$ 4,304,053
Corporate Office Properties Trust (SBI)	379,018	13,011,688
Cypress Sharpridge Investments, Inc. (d)	220,416	3,438,490
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(d)	60,000	1
DCT Industrial Trust, Inc.	985,100	8,156,628
Developers Diversified Realty Corp.	597,100	20,725,341
Digital Realty Trust, Inc.	136,000	5,563,760
Equity Lifestyle Properties, Inc.	59,500	2,618,000
Equity Residential (SBI)	401,200	15,353,924
Essex Property Trust, Inc.	16,100	1,714,650
Federal Realty Investment Trust (SBI)	28,600	1,973,400
Franklin Street Properties Corp.	47,100	595,344
General Growth Properties, Inc.	1,113,800	39,016,414
Hatteras Financial Corp.	25,300	581,647
HCP, Inc.	534,500	17,002,445
Healthcare Realty Trust, Inc.	539,891	12,833,209
Highwoods Properties, Inc. (SBI)	751,113	23,599,970
Home Properties, Inc.	389,300	18,709,758
Host Hotels & Resorts, Inc.	747,647	10,205,382
Inland Real Estate Corp.	986,394	14,223,801
iStar Financial, Inc.	26,000	343,460
Kilroy Realty Corp.	222,100	10,445,363
Kimco Realty Corp.	272,120	9,393,582
LaSalle Hotel Properties (SBI)	583,700	14,668,381
LTC Properties, Inc.	27,900	713,124
Medical Properties Trust, Inc.	133,200	1,347,984
MFA Mortgage Investments, Inc.	1,369,700	8,930,444
National Retail Properties, Inc.	62,200	1,299,980
Nationwide Health Properties, Inc.	106,800	3,363,132
Parkway Properties, Inc.	15,400	519,442
Pennsylvania Real Estate Investment Trust (SBI)	313,700	7,259,018
Post Properties, Inc.	82,300	2,448,425
Potlatch Corp.	14,800	667,776
ProLogis Trust	774,200	42,077,770
Public Storage	508,200	41,057,478
Simon Property Group, Inc.	481,650	43,295,519
SL Green Realty Corp.	294,800	24,385,856
Tanger Factory Outlet Centers, Inc.	92,500	3,323,525
Taubman Centers, Inc.	23,300	1,133,545
U-Store-It Trust	410,600	4,906,670
UDR, Inc.	365,800	8,186,604
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	373,800	$ 15,912,666
Vornado Realty Trust	331,000	29,128,000
		613,172,515
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	769,600	13,691,187
CB Richard Ellis Group, Inc. Class A (a)	194,800	3,740,160
Jones Lang LaSalle, Inc.	19,900	1,197,781
Meruelo Maddux Properties, Inc. (a)	627,320	1,367,558
Norwegian Property ASA	423,300	1,967,352
Norwegian Property ASA rights 7/10/08 (a)	385,870	6,030
		21,970,068
TOTAL FINANCIALS		635,719,654
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	106,800	2,174,448
Capital Senior Living Corp. (a)	173,000	1,304,420
Emeritus Corp. (a)	484,441	7,082,527
Sun Healthcare Group, Inc. (a)	122,000	1,633,580
		12,194,975
TOTAL COMMON STOCKS (Cost $737,421,928)		667,698,956
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	2,058,000
Lexington Corporate Properties Trust Series C 6.50%	33,800	1,183,000
		3,241,000
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	28,475
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 3,433,932
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	81,225
		3,543,632
Insurance - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%	71,695	1,362,205
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	52,200	1,284,120
AMB Property Corp. Series O, 7.00%	1,000	21,520
American Home Mtg Investment Corp.:
Series A, 9.375%	81,500	3,260
Series B, 9.25%	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	190,500	4,082,415
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,577,580
Apartment Investment & Management Co.:
Series G, 9.375%	40,000	992,000
Series T, 8.00%	80,000	1,860,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	176,300
AvalonBay Communities, Inc. Series H, 8.70%	3,250	81,315
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	400,000
CapLease, Inc. Series A, 8.125%	20,000	400,000
Cedar Shopping Centers, Inc. 8.875%	15,000	366,000
CenterPoint Properties Trust Series D, 5.377%	5,280	3,960,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,103,250
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,791,000
Series B, 7.50%	43,159	940,003
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,300	902,721
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,077,200
Series B, 7.875%	36,100	760,627
Duke Realty LP 8.375%	100,000	2,387,000
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	71,300	641,700
EastGroup Properties, Inc. Series D, 7.95%	85,068	2,118,193
Equity Residential (depositary shares) Series N, 6.48%	1,200	25,488
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	774,000
Glimcher Realty Trust Series F, 8.75%	30,000	599,700
Gramercy Capital Corp. Series A, 8.125%	40,000	699,600
Hersha Hospitality Trust Series A, 8.00%	40,000	824,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HomeBanc Mortgage Corp. Series A, 10.00%	213,315	$ 1,067
Hospitality Properties Trust:
Series B, 8.875%	259,125	5,946,919
Series C, 7.00%	101,000	1,706,900
HRPT Properties Trust Series B, 8.75%	11,666	281,501
Innkeepers USA Trust Series C, 8.00%	198,000	2,445,300
Kimco Realty Corp. Series G, 7.75%	137,000	3,256,490
LaSalle Hotel Properties:
Series E, 8.00%	86,400	1,805,760
Series G, 7.25%	42,640	786,282
LBA Realty Fund II Series B, 7.625%	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,229,580
Lexington Realty Trust 7.55%	32,300	586,245
LTC Properties, Inc. Series F, 8.00%	95,800	2,210,106
MFA Mortgage Investments, Inc. Series A, 8.50%	326,110	6,492,850
Mid-America Apartment Communities, Inc. Series H, 8.30%	60,100	1,435,789
Newcastle Investment Corp.:
Series B, 9.75%	198,400	2,926,400
Series D, 8.375%	71,300	855,600
NorthStar Realty Finance Corp. Series A 8.75%	15,000	210,000
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,920,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	317,164
Series P, 6.70%	65,000	1,257,750
Public Storage:
Series I, 7.25%	31,655	709,072
Series K, 7.25%	80,000	1,764,800
Series N, 7.00%	40,000	840,000
Realty Income Corp.:
6.75%	4,500	98,550
8.25%	100	2,516
Saul Centers, Inc.:
8.00%	45,000	1,075,500
Series B (depositary shares) 9.00%	20,000	500,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,160,000
Series C, 8.25%	60,000	1,152,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	832,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Taubman Centers, Inc. Series G, 8.00%	20,000	$ 468,000
Weingarten Realty Investors (SBI) Series F, 6.50%	110,950	2,213,453
		84,977,619
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	80,000	1,836,000
Freddie Mac Series Z, 8.375%	100,000	2,430,000
		4,266,000
TOTAL FINANCIALS		94,149,456
TOTAL PREFERRED STOCKS (Cost $126,792,876)		97,390,456
Floating Rate Loans - 0.4%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 5.8854% 10/23/08 (e)	$ 1,307,685	1,242,300
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 8.2713% 7/31/12 (e)	2,985,000	2,656,650
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 4.65% 10/27/13 (e)	507,291	476,853
Toys 'R' US, Inc. term loan 5.4594% 12/9/08 (e)	8,000,000	7,520,000
		7,996,853
TOTAL CONSUMER DISCRETIONARY		11,895,803
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (b)(e)	3,405,437	2,468,942
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 3.6% 2/24/10 (e)	$ 2,092,105	$ 1,882,895
Spirit Finance Corp. term loan 5.8728% 8/1/13 (e)	1,000,000	755,000
		2,637,895
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.7% 1/1/09 (e)	244,595	236,523
Tranche M3, term loan 5.95% 1/1/09 (e)	195,675	185,891
Realogy Corp.:
Credit-Linked Deposit 5.71% 10/10/13 (e)	631,591	533,694
Tranche B, term loan 5.475% 10/10/13 (e)	2,340,000	1,977,300
Tishman Speyer Properties term loan 4.23% 12/27/12 (e)	460,000	386,400
		3,319,808
TOTAL FINANCIALS		8,426,645
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 5.0506% 11/17/13 (e)	1,979,900	1,858,730
HealthSouth Corp. term loan 5.29% 3/10/13 (e)	1,601,519	1,509,432
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.9698% 6/15/12 (e)	979,798	901,414
		4,269,576
TOTAL FLOATING RATE LOANS (Cost $27,018,069)		24,592,024
Commodity-Linked Notes - 12.3%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	8,326,838
Master Note, one-month U.S. dollar LIBOR minus .10% due 4/14/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,335,000	11,329,086
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,149,611
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 4/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 9,500,000	$ 11,935,340
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/8/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	17,675,000	21,941,070
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	2,900,000	6,597,210
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,000,000	35,200,287
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,600,000	15,613,199
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,500,000	7,728,737
Master Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	6,753,538
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 1/15/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,600,000	12,622,984
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	8,327,736
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/3/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	22,074,110
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/23/2009:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	20,387,014
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	1,700,000	2,149,335
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/28/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 7,500,000	$ 9,421,577
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/26/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,300,000	5,579,817
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	4,000,000	9,463,921
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	18,201,926
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	17,668,307
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	6,000,000	13,788,605
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 9/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,170,000	13,774,758
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 1/27/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	7,844,015
Medium Term Note, one-month U.S. dollar LIBOR minus .05% due 11/25/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	9,653,845
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	16,670,000	36,509,511
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	11,414,341
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Merrill Lynch & Co., Inc.: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/16/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	$ 10,000,000	$ 19,753,361
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,000,000	16,384,991
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 9/29/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	13,457,066
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	9,558,834
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 4/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	33,000,000	44,861,031
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 5/28/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) % (d)(e)(g)	18,400,000	19,373,013
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	15,000,000	32,835,814
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	9,000,000	19,033,204
Note, one-month U.S. dollar LIBOR minus .05% due 4/13/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	25,000,000	31,611,128
Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	29,000,000	48,861,214
Note, one-month U.S. dollar LIBOR minus .10% due 1/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	20,000,000	32,805,377
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 5/15/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	8,500,000	9,327,025
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR due 6/5/09 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) % (d)(e)(g)	$ 20,300,000	$ 21,364,944
Note, one-month U.S. dollar LIBOR minus .08% due 11/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	21,500,000	41,497,184
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	11,411,742
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	5,000,000	11,835,078
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	7,000,000	16,093,792
Note, one-month U.S. dollar LIBOR minus .10% due 9/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	3,300,000	6,757,405
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 12/03/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (d)(e)(g)	10,000,000	18,611,110
TOTAL COMMODITY-LINKED NOTES (Cost $460,450,000)		771,890,031
Fixed-Income Funds - 24.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,627,045,580)	16,842,021	1,553,676,437
Preferred Securities - 0.0%
	Principal Amount (c)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	$ 1,125
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	286,712
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	16,500
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	22,000
		326,337
TOTAL PREFERRED SECURITIES (Cost $7,435,850)		326,337
Cash Equivalents - 19.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $1,227,350,000)	$ 1,227,400,592	1,227,350,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,148,311,495)		6,317,755,866
NET OTHER ASSETS - (0.3)%		(21,418,610)
NET ASSETS - 100%		$ 6,296,337,256
Swap Agreements
	Expiration Date	Notional Amount
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 31 basis points with Deutsche Bank	Jan. 2010	$ 8,000,000	628,907
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 30.5 basis points with Goldman Sachs	April 2010	$ 20,000,000	$ 1,583,483
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	50,000,000	6,664,059
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	2,196,512
		$ 98,000,000	$ 11,072,961
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $875,507,540 or 13.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(g) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,227,350,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 261,121,730
Goldman, Sachs & Co.	117,745,991
ING Financial Markets LLC	444,324,496
Merrill Lynch Government Securities, Inc.	404,157,783
$ 1,227,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 64,493,365
Fidelity Ultra-Short Central Fund	20,205,950
Total	$ 84,699,315
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,018,434,899	$ 577,930,480	$ -	$ 1,553,676,437	56.9%
Fidelity Ultra-Short Central Fund	895,447,227	20,993,399	799,031,584	-	0.0%
Total	$ 1,913,882,126	$ 598,923,879	$ 799,031,584	$ 1,553,676,437
Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,151,889,194. Net unrealized appreciation aggregated $165,866,672, of which $430,212,080 related to appreciated investment securities and $264,345,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008